PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT

5. PREMISES AND EQUIPMENT

The following is a summary of premises and equipment as of June 30:

	2015	2014
	(In thousands)

Land	$470	$470
Buildings and leasehold improvements	6,291	6,283
Equipment	2,658	2,772
	9,419	9,525
Accumulated depreciation and amortization	(5,656)	(5,488)

Premises and equipment, net	$3,763	$4,037

Depreciation and amortization expense on premises and equipment amounted to $341,000 and $334,000 for the years ended June 30, 2015 and 2014, respectively.